FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2021
Derivative Financial Instruments
Derivative assets (liabilities)	$ 26.1	$ (143.7)
Bruin Contract, Counterparties
Derivative Financial Instruments
Derivative assets (liabilities)	(10.1)	(40.2)
Bruin E&P HoldCo, LLC
Derivative Financial Instruments
Derivative liability	$ 2.7	$ 22.8	$ 76.4